Employee Benefit Plan - Additional Information (Detail) - 401K Plan [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Maximum contributions of eligible compensation percentage			100.00%		100.00%
Employee benefit plan, matching contribution percentage			6.00%		6.00%
Expense recorded for matching contribution	$ 0.3	$ 0.1	$ 0.5	$ 0.3	$ 0.6	$ 0.3